Fair Value Measurements (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Cash	$ 8,180	$ 37,384
Warrant liabilities	312,936	279,500
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Warrant liabilities	0	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Warrant liabilities	312,936	279,500
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	8,180	37,384
Warrant liabilities	$ 0	$ 0